Net Pension Assets - Summary of Expected Contribution Payments to Defined Benefit Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Total expected payments	$ 33,226	$ 29,532
Up to one year [member]
Disclosure of defined benefit plans [line items]
Total expected payments	5,169	4,163
More than one year but less than five years [member]
Disclosure of defined benefit plans [line items]
Total expected payments	14,008	12,293
Over five years [member]
Disclosure of defined benefit plans [line items]
Total expected payments	$ 14,049	$ 13,076